iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .0%
ATI, Inc.
(a)
............................... 220,267 $ 43,414,626
Carpenter Technology Corp.
(b)
................. 78,580 48,471,287
91,885,913
a
Aluminum  —  0 .2%
Century Aluminum Co.
(a)
..................... 111,330 5,122,293
Kaiser Aluminum Corp. ...................... 26,033 5,092,836
10,215,129
a
Automotive Parts & Equipment  —  0 .0%
XPEL, Inc.
(a) (b)
............................ 40,723 2,019,861
a
Building Products  —  2 .7%
Advanced Drainage Systems, Inc. .............. 116,189 18,237,025
Apogee Enterprises, Inc. ..................... 33,789 1,545,509
Armstrong World Industries, Inc. ................ 68,529 10,993,422
Builders FirstSource, Inc.
(a)
................... 169,627 15,178,224
Carlisle Companies, Inc. ..................... 65,113 23,619,741
Gibraltar Industries, Inc.
(a)
.................... 47,606 2,147,031
Insteel Industries, Inc. ....................... 32,440 979,688
Louisiana-Pacific Corp. ...................... 112,254 8,829,900
Owens Corning ........................... 129,363 20,563,542
Simpson Manufacturing Co., Inc. ............... 66,940 14,013,889
Trex Co., Inc.
(a)
........................... 167,882 8,400,815
124,508,786
a
Coal & Consumable Fuels  —  0 .1%
Energy Fuels, Inc.
(a) (b)
....................... 400,638 5,809,251
a
Commodity Chemicals  —  0 .3%
AdvanSix, Inc. ............................ 45,018 894,958
Hawkins, Inc. ............................ 31,139 4,424,852
Koppers Holdings, Inc. ...................... 29,469 1,323,158
Olin Corp. ............................... 184,402 3,654,848
Westlake Corp. ........................... 54,192 3,956,016
14,253,832
a
Construction & Engineering  —  13 .6%
AECOM ................................ 208,213 14,533,267
API Group Corp.
(a)
......................... 623,594 26,409,206
Argan, Inc. .............................. 21,888 17,478,662
Bowman Consulting Group Ltd.
(a) (b)
.............. 24,447 713,852
Centuri Holdings, Inc.
(a)
...................... 140,374 4,244,910
Comfort Systems USA, Inc. ................... 56,730 112,436,023
Construction Partners, Inc. , Class A
(a)
............ 76,696 9,109,184
EMCOR Group, Inc. ........................ 71,950 59,709,866
Everus Construction Group, Inc.
(a)
............... 83,118 13,793,432
Fluor Corp.
(a)
............................. 223,799 11,724,830
Granite Construction, Inc. .................... 70,720 11,179,418
IES Holdings, Inc.
(a)
........................ 31,834 23,387,166
Legence Corp. , Class A
(a)
.................... 87,037 7,418,164
Limbach Holdings, Inc.
(a) (b)
.................... 18,268 1,406,636
MasTec, Inc.
(a)
............................ 100,459 41,796,972
Matrix Service Co.
(a)
........................ 46,155 632,324
MYR Group, Inc.
(a)
......................... 24,909 12,464,464
NWPX Infrastructure, Inc.
(a)
................... 15,147 2,271,141
Orion Group Holdings, Inc.
(a)
.................. 66,105 1,111,886
Primoris Services Corp. ..................... 87,420 8,665,070
Quanta Services, Inc. ....................... 242,570 174,660,103
Stantec, Inc. ............................. 185,560 12,786,940
Sterling Infrastructure, Inc.
(a)
.................. 48,827 40,983,431
Tutor Perini Corp. ......................... 73,117 6,066,517
Security Shares Value
a
Construction & Engineering (continued)
Valmont Industries, Inc. ...................... 31,269 $ 18,060,974
633,044,438
a
Construction Machinery & Heavy Transportation Equipment  —  5 .4%
Astec Industries, Inc. ....................... 36,898 2,257,789
Caterpillar, Inc. ........................... 198,910 211,819,259
Greenbrier Companies, Inc. (The) ............... 48,611 2,382,425
Manitowoc Co., Inc. (The)
(a)
................... 57,302 795,925
Oshkosh Corp. ........................... 100,685 15,453,134
Terex Corp. .............................. 182,789 13,232,096
Trinity Industries, Inc. ....................... 127,625 4,413,272
250,353,900
a
Construction Materials  —  7 .0%
Amrize Ltd.
(a) (b)
............................ 803,564 42,829,961
CRH PLC ............................... 1,087,653 116,378,871
Eagle Materials, Inc. ........................ 49,843 11,214,675
James Hardie Industries PLC
(a) (b)
............... 941,240 24,641,663
Knife River Corp.
(a)
......................... 92,107 7,704,751
Martin Marietta Materials, Inc. ................. 97,253 56,085,805
United States Lime & Minerals, Inc. .............. 17,496 1,831,307
Vulcan Materials Co. ....................... 211,325 62,342,988
323,030,021
a
Copper  —  0 .1%
Trekor Metals Ltd.
(a) (b)
....................... 585,481 4,028,109
a
Distributors  —  0 .3%
Pool Corp. .............................. 57,325 12,319,142
a
Diversified Chemicals  —  0 .0%
LSB Industries, Inc.
(a)
....................... 87,641 947,399
a
Diversified Metals & Mining  —  0 .0%
Compass Minerals International, Inc.
(a)
............ 52,485 1,633,858
United States Antimony Corp.
(a) (b)
............... 214,959 1,560,602
3,194,460
a
Electric Utilities  —  26 .3%
Alliant Energy Corp. ........................ 324,027 24,720,020
American Electric Power Co., Inc. ............... 681,147 93,187,721
Constellation Energy Corp. ................... 424,303 105,384,136
Duke Energy Corp. ........................ 977,793 123,769,038
Edison International ........................ 482,461 35,919,221
Emera, Inc.
(a) (b)
........................... 383,107 20,312,333
Entergy Corp. ............................ 573,666 65,891,277
Evergy, Inc. .............................. 285,756 24,697,891
Eversource Energy ........................ 471,635 34,085,061
Exelon Corp. ............................. 1,284,339 59,875,884
FirstEnergy Corp. ......................... 725,188 34,475,437
Fortis, Inc.
(b)
............................. 635,723 36,382,427
Hawaiian Electric Industries, Inc.
(a)
.............. 215,872 2,920,748
IDACORP, Inc. ........................... 69,259 10,478,887
MGE Energy, Inc. .......................... 47,179 3,846,976
NextEra Energy, Inc. ....................... 2,095,429 183,915,803
NRG Energy, Inc. .......................... 252,910 36,940,035
OGE Energy Corp. ......................... 257,579 12,533,794
PG&E Corp. ............................. 2,748,965 46,237,591
Pinnacle West Capital Corp. .................. 152,148 16,279,836
Portland General Electric Co. .................. 144,479 7,488,347
PPL Corp. .............................. 943,028 34,279,068
Southern Co. (The) ........................ 1,413,939 135,328,102
TXNM Energy, Inc. ......................... 137,618 7,813,950
Xcel Energy, Inc. .......................... 782,699 62,850,730
1,219,614,313
a

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
U.S. Infrastructure ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Environmental & Facilities Services  —  0 .3%
Tetra Tech, Inc. ........................... 420,790 $ 12,156,623
a
Fertilizers & Agricultural Chemicals  —  0 .0%
Intrepid Potash, Inc.
(a) (b)
...................... 19,102 626,163
a
Forest Products  —  0 .1%
West Fraser Timber Co. Ltd.
(b)
................. 83,266 5,636,276
a
Gas Utilities  —  1 .6%
Atmos Energy Corp. ........................ 208,695 35,951,888
Chesapeake Utilities Corp. ................... 29,598 3,625,163
MDU Resources Group, Inc. .................. 254,639 5,400,893
New Jersey Resources Corp. .................. 125,908 7,055,884
Northwest Natural Holding Co. ................. 52,316 2,566,623
ONE Gas, Inc. ............................ 77,869 6,001,364
Southwest Gas Holdings, Inc. ................. 90,148 7,994,325
Spire, Inc. ............................... 72,357 5,650,358
74,246,498
a
Independent Power Producers & Energy Traders  —  1 .4%
Vistra Corp. ............................. 419,427 66,533,705
a
Industrial Machinery & Supplies & Components  —  0 .5%
Kornit Digital Ltd.
(a)
......................... 74,127 1,204,564
Luxfer Holdings PLC ....................... 43,131 778,083
Mueller Industries, Inc. ...................... 176,824 21,736,974
23,719,621
a
Multi-Utilities  —  10 .7%
Algonquin Power & Utilities Corp. ............... 964,863 5,654,097
Ameren Corp. ............................ 346,219 39,136,596
Avista Corp. ............................. 102,639 4,198,961
Black Hills Corp. .......................... 95,019 7,069,414
CenterPoint Energy, Inc. ..................... 819,292 36,081,620
CMS Energy Corp. ......................... 385,627 29,500,465
Consolidated Edison, Inc. .................... 461,828 51,092,032
Dominion Energy, Inc. ....................... 1,103,080 75,329,333
DTE Energy Co. .......................... 260,125 39,635,246
NiSource, Inc. ............................ 600,058 28,532,758
Northwestern Energy Group, Inc. ............... 76,579 5,484,588
Public Service Enterprise Group, Inc. ............ 625,052 50,729,220
Sempra ................................ 820,126 76,033,881
Unitil Corp. .............................. 22,059 1,162,289
WEC Energy Group, Inc. ..................... 408,231 47,669,134
497,309,634
a
Oil & Gas Exploration & Production  —  0 .2%
Venture Global, Inc. , Class A .................. 630,477 7,017,209
a
Oil & Gas Storage & Transportation  —  8 .1%
Antero Midstream Corp. ..................... 412,488 9,384,102
DT Midstream, Inc. ......................... 127,302 18,680,296
Kinder Morgan, Inc. ........................ 2,437,015 77,911,370
Kinetik Holdings, Inc. , Class A ................. 61,520 2,973,877
ONEOK, Inc. ............................. 789,781 68,663,560
Summit Midstream Corp.
(a)
................... 12,311 350,617
TC Energy Corp. .......................... 1,254,074 83,132,565
Williams Companies, Inc. (The) ................ 1,528,553 113,632,630
374,729,017
a
Rail Transportation  —  9 .5%
CSX Corp. .............................. 3,026,607 143,854,631
Norfolk Southern Corp. ...................... 366,100 115,171,399
Union Pacific Corp. ........................ 660,516 179,660,352
438,686,382
a
Security Shares Value
a
Research & Consulting Services  —  0 .5%
Jacobs Solutions, Inc. ....................... 191,456 $ 24,123,456
a
Specialty Chemicals  —  1 .0%
ASP Isotopes, Inc.
(a) (b)
....................... 177,485 1,103,957
Eastman Chemical Co. ...................... 184,434 12,353,389
Ecovyst, Inc.
(a)
............................ 174,366 2,170,857
Ingevity Corp.
(a)
........................... 55,890 4,173,306
Solstice Advanced Materials, Inc. ............... 258,522 22,905,049
42,706,558
a
Steel  —  4 .1%
Algoma Steel Group, Inc.
(a)
................... 157,458 637,705
Cleveland-Cliffs, Inc.
(a)
...................... 919,824 8,637,147
Commercial Metals Co. ...................... 179,213 11,245,616
Metallus, Inc.
(a)
........................... 57,474 1,074,189
Nucor Corp. ............................. 369,311 82,264,025
Reliance, Inc. ............................ 82,886 30,966,210
Ryerson Holding Corp. ...................... 64,857 1,596,131
Steel Dynamics, Inc. ........................ 219,473 50,360,275
Worthington Steel, Inc. ...................... 52,905 1,776,550
188,557,848
a
Trading Companies & Distributors  —  2 .6%
BlueLinx Holdings, Inc.
(a)
..................... 13,367 827,150
Boise Cascade Co. ........................ 55,806 4,332,220
NPK International, Inc.
(a)
..................... 130,278 2,072,723
United Rentals, Inc. ........................ 101,669 115,179,793
122,411,886
a
Water Utilities  —  1 .3%
American States Water Co. ................... 48,639 4,019,040
American Water Works Co., Inc. ................ 244,758 32,205,258
Artesian Resources Corp. , Class A , NVS .......... 11,698 397,615
California Water Service Group ................ 74,507 3,624,765
Essential Utilities, Inc. ....................... 354,845 13,594,112
H2O America ............................ 48,905 2,971,957
Middlesex Water Co. ....................... 22,092 1,240,687
York Water Co. (The) ....................... 20,086 615,636
58,669,070
a
Total Long-Term Investments — 99.9%
(Cost: $ 3,837,120,027 ) ............................... 4,632,354,500
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.82%
(c) (d) (e)
............................ 47,102,151 47,116,281
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................. 2,223,966 2,223,966
a
Total Short-Term Securities — 1.1%
(Cost: $ 49,335,480 ) ................................. 49,340,247
Total Investments — 101.0%
(Cost: $ 3,886,455,507 ) ............................... 4,681,694,747
Liabilities in Excess of Other Assets — ( 1 .0 ) % ............... (44,671,525)
Net Assets — 100.0% ................................. $ 4,637,023,222
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 34,600,178  $ 12,511,162
(a)
$ —  $ (1,108) $ 6,049  $ 47,116,281  47,102,151  $ 32,439
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 2,717,727  —  (493,761)
(a)
—  —  2,223,966  2,223,966  27,501  —
$ —  $ (1,108) $ 6,049
$ 49,340,247
$ 59,940  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index ......................................................... 1 09/18/26 $ 112 $ (1,052)
E-Mini S&P MidCap 400 Index ............................................................ 6 09/18/26 2,331 31,829
E-Mini Utilities Select Sector Index ......................................................... 22 09/18/26 2,028 27,812
$ 58,589

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
U.S. Infrastructure ETF
4
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,632,354,500  $ —  $ —  $ 4,632,354,500
Short-Term Securities
Money Market Funds ...................................... 49,340,247  —  —  49,340,247
$ 4,681,694,747  $ —  $ —  $ 4,681,694,747
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 59,641  $ —  $ —  $ 59,641
Liabilities
Equity Contracts ........................................... (1,052) —  —  (1,052)
$ 58,589  $ —  $ —  $ 58,589
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)